Related Party Transactions	12 Months Ended
Sep. 24, 2022
Related Party Transactions [Abstract]
Related Party Transactions
13. Related Party Transactions
Insurance Coverage
The Company is covered under the C&S Wholesale Grocers, Inc. (“C&S”) workers’ compensation, general liability, auto liability risk, and technology errors and omissions insurance which C&S manages through the utilization of high deductible insurance policies. C&S is an affiliate of the Company as the same individual, certain of his family members and certain affiliated entities and trusts of the individual and his family members, in the aggregate, control both entities. The Company paid $2.3 million, $1.8 million, and $1.6 million to C&S related to this insurance coverage during the years ended September 24, 2022, September 25, 2021, and September 26, 2020, respectively. The amounts were expensed to operations as incurred.
Aircraft Time Sharing Agreement
Effective during fiscal year 2022, the Company has two separate agreements with C&S whereby the Company’s officials, employees, and guests are permitted to use the two C&S aircrafts on an as-needed
and
as-available
basis, with no minimum usage being required (the “Agreements”). As there is no defined period of time stated within these Agreements, the Company does not consider these to meet the definition of a lease, and as such, records payments in the period in which the obligation for the payment is incurred. The Company incurred expense of $0.7 million related to usage of the aircrafts for the year ended September 24, 2022.
Usage of Facility and Employee Services
In the fourth quarter of fiscal year 2022, the Company entered into a license arrangement with C&S whereby C&S is providing receiving and logistics services for the Company within C&S distribution facilities. The arrangement also provides for C&S employees assisting with certain of the Company’s operations. The Company incurred $0.2 million of expense related to this arrangement for the year ended September 24, 2022.
Customer Contracts
The Company has customer contracts with C&S relating to software maintenance services and the operations of a warehouse automation system. Revenue of $3.5 million, $2.9 million, and $2.4 million and cost of revenue of $2.3 million, $2.2 million, $2.1 million was recognized for the years ended September 24, 2022, September 25, 2021, and September 26, 2020, respectively, relating to these customer contracts. There were no accounts receivable due from C&S at September 24, 2022 and September 25, 2021. There was $0.5 million of deferred revenue relating to contracts with C&S at September 24, 2022 and September 25, 2021.